Exit, Disposal And Restructuring Activities (2009 Actions Narrative) (Details) (Restructuring 2009 Actions [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Jun. 27, 2009
Restructuring 2009 Actions [Member]
Restructuring charges	$ 120
Planned employee terminations	1,000